Note 15 - Derivative Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Loss) / gain on derivatives, net	$ 61,556	$ (119,154)	$ (261,674)
Gain (loss) on derivatives	61,556	(119,154)	(261,674)
Freight Forward Agreements [Member]
(Loss) / gain on derivatives, net	(781)
Gain (loss) on derivatives	(781)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Fair Value [Member]
(Loss) / gain on derivatives, net	45,552	12,921	45,669
Gain (loss) on derivatives	45,552	12,921	45,669
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Fair Value [Member]
(Loss) / gain on derivatives, net	(781)
Gain (loss) on derivatives	(781)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
(Loss) / gain on derivatives, net	16,785	(132,075)	(307,343)
Gain (loss) on derivatives	16,785	(132,075)	(307,343)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Realized Gain (Loss) [Member]
(Loss) / gain on derivatives, net
Gain (loss) on derivatives
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
(Loss) / gain on derivatives, net	62,337	(119,154)	(261,674)
Gain (loss) on derivatives	$ 62,337	$ (119,154)	$ (261,674)